Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 75.6%
Debt Funds - 17.3%
MFS High Yield Portfolio*	220,441	$1,115,430
MFS Total Return Bond Series, Class I*	755,980	8,913,003
Total Debt Funds		10,028,433
Equity Funds - 58.3%
MFS Growth Series*	137,205	8,347,533
MFS Variable Insurance Trust - MFS Value Series*	241,737	5,439,080
MFS Variable Insurance Trust II - MFS Research International Portfolio*	78,479	1,633,138
MFS VIT II - International Intrinsic Value Portfolio, Class I*	88,545	3,266,430
MFS VIT II Blended Research Core Equity Portfolio, Class I*	67,204	3,956,946
Putnam VT Large Cap Growth Fund*	296,523	4,308,473
Putnam VT Large Cap Value Fund*	205,602	6,928,778
Total Equity Funds		33,880,378
Total Variable Insurance Trusts
(Cost - $35,411,494)		43,908,811
Exchange Traded Funds - 17.1%
Debt Funds - 6.7%
iShares 1-5 Year Investment Grade Corporate Bond ETF	31,804	1,671,618
iShares Core U.S. Aggregate Bond ETF	22,396	2,223,251
Total Debt Funds		3,894,869
Equity Funds - 10.4%
iShares Core MSCI EAFE ETF	41,854	3,789,043
iShares Core MSCI Emerging Markets ETF	7,599	530,030
iShares Core S&P Small-Cap ETF	13,765	1,711,127
Total Equity Funds		6,030,200
Total Exchange Traded Funds
(Cost - $7,991,321)		9,925,069
Short-Term Investments - 5.0%
Money Market Funds - 5.0%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(a)	2,782,027	2,782,027
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(a)	93,872	93,872

Total Short-Term Investments (Cost - $2,875,899)		2,875,899
Total Investments - 97.7%
(Cost - $46,278,714)		$56,709,779
Other Assets Less Liabilities - Net 2.3%		1,340,597
Total Net Assets - 100.0%		$58,050,376

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-mini Russell 2000 Index	Goldman Sachs & Co.	4	6/18/2026	$502,440	$(7,375)
MSCI EAFE Future	Goldman Sachs & Co.	10	6/19/2026	1,450,550	(22,095)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	3	6/19/2026	218,190	(2,970)
S&P 500 E-Mini Future	Goldman Sachs & Co.	9	6/18/2026	2,956,838	3,375
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	2	6/18/2026	679,300	(6,430)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(35,495)

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026